Commitments	12 Months Ended
Dec. 31, 2020
Commitments
Commitments

26    Commitments

Commitments are mainly in respect of short-term leases, purchase obligations and other service charges (mainly denominated in United States dollar).

As at December 31, 2020, the projected future payments are as follows:

	Related party	Other	Total
	US $’000
2021	4,793	146,315	151,108
2022	5,037	50,306	55,343
2023	1,573	24,593	26,166
2024		10,382	10,382
2025		6,133	6,133
2026 and thereafter		1,781	1,781
	11,403	239,510	250,913